Income Taxes (Summary Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Tax (benefit)	$ 2,040	$ 5,220	$ 16,846	$ (9,893)	$ (1,095)
Pretax income	$ 6,250	$ 22,749	$ 134,487	$ 143,291	$ 173,565
Effective tax rates	32.60%	22.90%